Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies [Abstract]
Minimum Future Rental Payments	The minimum future rental payments under the above leases at exchange rates in effect on December 31, 2014, are as follows:
Year ended December 31	US$ thousands
2015	1,241
2016	1,198
2017 and on	1,260